Commitments, Guarantees, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Payment Commitments
Future payments of these commitments as at December 31, 2020 are estimated as follows:

	2021	2022	2023	2024	2025	2026 & beyond	Total
Gas purchase (a)	$1,974	$2,075	$1,858	$1,863	$1,901	$17,612	$27,283
LPG purchase (b)	407	199	161	108	83	258	1,216
Crude oil and condensate purchase (c)	184	—	—	—	—	—	184
Electricity purchase (d)	463	287	106	29	3	—	888
Service agreements (e) (f) (g)	48	32	26	27	27	282	442
Pipeline and storage services (h)	661	637	621	564	528	3,134	6,145
Capital projects (i)	20	1	1	1	1	1	25
Operating leases (j)	96	81	58	50	40	125	450
Environmental (k)	7	3	1	1	1	—	13
Merger commitments (l)	5	2	2	2	1	3	15
Land purchase commitment (m)	20	—	—	—	—	—	20
Post-acquisition contingent payments (n)	—	16	—	—	—	—	16
	$3,885	$3,333	$2,834	$2,645	$2,585	$21,415	$36,697
(a)AltaGas enters into contracts to purchase natural gas from various suppliers for its utilities. These contracts are used to ensure that there is an adequate supply of natural gas to meet the needs of customers and to minimize exposure to market price fluctuations. Gas purchase commitments are valued based on fixed prices and forward prices, which may fluctuate significantly from period to period.
(b)AltaGas enters into contracts to purchase LPGs for its operations at RIPET and Ferndale. These contracts are used to ensure that there is an adequate supply of LPGs to meet shipment commitments and to minimize exposure to market price fluctuations. LPG purchase commitments are valued based on forward prices, which may fluctuate significantly from period to period.
(c)As part of the Petrogas Acquisition (Note 3), AltaGas acquired contracts to purchase crude oil and condensates for marketing, sale, and distribution. These contracts are used to ensure that there is an adequate supply of crude oil and condensates to meet the needs of customers and to minimize exposure to market price fluctuations. Crude oil and condensate commitments are valued based on forward prices, which may fluctuate significantly from period to period.
(d)AltaGas enters into contracts to purchase electricity from various suppliers for its non-utility business. Electricity purchase commitments are based on existing fixed price and fixed volume contracts, and include US$21 million of commitments related to renewable energy credits.
(e)In 2014, AltaGas' Blythe facility entered into a Long-Term Service Agreement (LTSA) with a service pro to complete various upgrade and maintenance services on the Combustion Turbines (CT) at the Blythe facility over 124,000 equivalent operating hours per CT, or 25 years, whichever comes first. The LTSA has variable fees on a per equivalent operating hour basis. As at December 31, 2020, the total commitment was $153 million payable over the next 15 years, of which $44 million is expected to be paid over the next 5 years.
(f)In 2017, AltaGas entered into a 12-year service agreement commencing in 2019 for tug services to support the marine operations of RIPET.
(g)In 2015, AltaGas entered into a Project Agreement that contemplated the sublease of lands from Ridley Terminals Inc. (RTI), provision of certain terminal services, and access to RTI's terminal facilities to support RIPET's operations for an initial term of 20 years ending in 2039. In 2019, RILE LP and RTI executed a Terminal Services Agreement that formalized the concepts outlined in the Project Agreement.
(h)Pipeline and storage commitments include minimum payments for natural gas transportation, storage and peaking contracts that have expiration dates through 2044.
(i)Commitments for capital projects. Estimated amounts are subject to variability depending on the actual construction costs.
(j)Operating leases include lease arrangements for office space, office equipment, field equipment, rail cars, aquatic use, vehicles, power and gas facilities, transmission and distribution assets, and land.
(k)Environmental commitments include committed payments related to certain environmental response costs.
(l)Represents the estimated future payments of WGL merger commitments that have been accrued but not paid. In addition, there are certain additional merger commitments that were and will be expensed as the costs are incurred, including the investment of up to US$70 million over a ten year period to further extend natural gas service, investment of US$8 million for leak mitigation within three years, which has been paid as of December 31, 2020, hiring damage prevention trainers in each jurisdiction for a total of US$2 million over five years, and developing 15 megawatts of either electric grid energy storage or Tier 1 renewable resources within five years after the merger closed. As at December 31, 2020, the cumulative amount of merger commitments that have been expensed but not yet paid is approximately US$12 million.
(m)As part of the Petrogas Acquisition (Note 3), AltaGas acquired a commitment to purchase land as part of an agreement for it's continued use of the Ferndale terminal.
(n)Contingent payments of up to $16 million are expected to be paid related to the Petrogas Acquisition (Note 3).